Lease Arrangements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Future minimum revenue expected to be earned
2019	$ 366,659
2020	345,174
2021	319,423
2022	257,533
2023	172,454
2024 and thereafter	116,111
Total future rentals	$ 1,577,354
Term of periodic drydocking and special survey maintenance per vessel	2 years 6 months
Term of periodic drydocking and special survey maintenance per vessel for vessels less than 15 years old	5 years
Minimum
Future minimum revenue expected to be earned
Period of drydocking and special survey maintenance carried out on vessels	10 days
Maximum
Future minimum revenue expected to be earned
Age of vessels for which drydocking and special survey maintenance is carried out every 5 years	15 years
Period of drydocking and special survey maintenance carried out on vessels	15 days